Income Taxes (Details)	6 Months Ended
Jun. 30, 2025
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate percentage	16.50%
United Kingdom [Member]
Income Taxes [Line Items]
Income tax rate percentage	19.00%
Singapore [Member]
Income Taxes [Line Items]
Income tax rate percentage	17.00%
United States (Nevada) [Member]
Income Taxes [Line Items]
Income tax rate percentage	21.00%